Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key	0000088048
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000099780
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class A
Trading Symbol	RRGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.39%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[1]
AssetsNet	$ 158,797,881
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 398,586
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	158,797,881
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	45
Total Net Advisory Fees Paid ($)	398,586

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	21%
Retail REITs	16%
Industrial REITs	15%
Residential REITs	13%
Real Estate Management & Development	13%
Health Care REITs	11%
Diversified REITs	9%
Office REITs	1%
Health Care Providers & Services	1%
IT Services	1%
Hotel & Resort REITs	0%

Geographical Diversification

Country	% of Net Assets
United States	62%
Japan	10%
Australia	5%
United Kingdom	5%
Singapore	3%
France	3%
Hong Kong	3%
Germany	3%
Canada	2%
Sweden	2%
Other	3%

Ten Largest Equity Holdings

Holdings	35.3% of Net Assets
Prologis, Inc. (United States)	5.1%
Welltower, Inc. (United States)	5.1%
Equinix, Inc. (United States)	4.7%
Public Storage (United States)	3.7%
Digital Realty Trust, Inc. (United States)	3.2%
Simon Property Group, Inc. (United States)	3.0%
Iron Mountain, Inc. (United States)	2.7%
Mid-America Apartment Communities, Inc. (United States)	2.7%
Equity Residential (United States)	2.6%
Agree Realty Corp. (United States)	2.5%

C000099781
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class C
Trading Symbol	RRGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.91%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.11%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.91%	[2]
AssetsNet	$ 158,797,881
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 398,586
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	158,797,881
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	45
Total Net Advisory Fees Paid ($)	398,586

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	21%
Retail REITs	16%
Industrial REITs	15%
Residential REITs	13%
Real Estate Management & Development	13%
Health Care REITs	11%
Diversified REITs	9%
Office REITs	1%
Health Care Providers & Services	1%
IT Services	1%
Hotel & Resort REITs	0%

Geographical Diversification

Country	% of Net Assets
United States	62%
Japan	10%
Australia	5%
United Kingdom	5%
Singapore	3%
France	3%
Hong Kong	3%
Germany	3%
Canada	2%
Sweden	2%
Other	3%

Ten Largest Equity Holdings

Holdings	35.3% of Net Assets
Prologis, Inc. (United States)	5.1%
Welltower, Inc. (United States)	5.1%
Equinix, Inc. (United States)	4.7%
Public Storage (United States)	3.7%
Digital Realty Trust, Inc. (United States)	3.2%
Simon Property Group, Inc. (United States)	3.0%
Iron Mountain, Inc. (United States)	2.7%
Mid-America Apartment Communities, Inc. (United States)	2.7%
Equity Residential (United States)	2.6%
Agree Realty Corp. (United States)	2.5%

C000176653
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class R6
Trading Symbol	RRGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.95%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[3]
AssetsNet	$ 158,797,881
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 398,586
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	158,797,881
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	45
Total Net Advisory Fees Paid ($)	398,586

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	21%
Retail REITs	16%
Industrial REITs	15%
Residential REITs	13%
Real Estate Management & Development	13%
Health Care REITs	11%
Diversified REITs	9%
Office REITs	1%
Health Care Providers & Services	1%
IT Services	1%
Hotel & Resort REITs	0%

Geographical Diversification

Country	% of Net Assets
United States	62%
Japan	10%
Australia	5%
United Kingdom	5%
Singapore	3%
France	3%
Hong Kong	3%
Germany	3%
Canada	2%
Sweden	2%
Other	3%

Ten Largest Equity Holdings

Holdings	35.3% of Net Assets
Prologis, Inc. (United States)	5.1%
Welltower, Inc. (United States)	5.1%
Equinix, Inc. (United States)	4.7%
Public Storage (United States)	3.7%
Digital Realty Trust, Inc. (United States)	3.2%
Simon Property Group, Inc. (United States)	3.0%
Iron Mountain, Inc. (United States)	2.7%
Mid-America Apartment Communities, Inc. (United States)	2.7%
Equity Residential (United States)	2.6%
Agree Realty Corp. (United States)	2.5%

C000099783
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Class S
Trading Symbol	RRGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$50	0.99%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.18%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[4]
AssetsNet	$ 158,797,881
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 398,586
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	158,797,881
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	45
Total Net Advisory Fees Paid ($)	398,586

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	21%
Retail REITs	16%
Industrial REITs	15%
Residential REITs	13%
Real Estate Management & Development	13%
Health Care REITs	11%
Diversified REITs	9%
Office REITs	1%
Health Care Providers & Services	1%
IT Services	1%
Hotel & Resort REITs	0%

Geographical Diversification

Country	% of Net Assets
United States	62%
Japan	10%
Australia	5%
United Kingdom	5%
Singapore	3%
France	3%
Hong Kong	3%
Germany	3%
Canada	2%
Sweden	2%
Other	3%

Ten Largest Equity Holdings

Holdings	35.3% of Net Assets
Prologis, Inc. (United States)	5.1%
Welltower, Inc. (United States)	5.1%
Equinix, Inc. (United States)	4.7%
Public Storage (United States)	3.7%
Digital Realty Trust, Inc. (United States)	3.2%
Simon Property Group, Inc. (United States)	3.0%
Iron Mountain, Inc. (United States)	2.7%
Mid-America Apartment Communities, Inc. (United States)	2.7%
Equity Residential (United States)	2.6%
Agree Realty Corp. (United States)	2.5%

C000099784
Shareholder Report [Line Items]
Fund Name	DWS RREEF Global Real Estate Securities Fund
Class Name	Institutional Class
Trading Symbol	RRGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS RREEF Global Real Estate Securities Fund (the "Fund") for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.85%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.03%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[5]
AssetsNet	$ 158,797,881
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 398,586
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	158,797,881
Number of Portfolio Holdings	89
Portfolio Turnover Rate (%)	45
Total Net Advisory Fees Paid ($)	398,586

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Sector	% of Net Assets
Specialized REITs	21%
Retail REITs	16%
Industrial REITs	15%
Residential REITs	13%
Real Estate Management & Development	13%
Health Care REITs	11%
Diversified REITs	9%
Office REITs	1%
Health Care Providers & Services	1%
IT Services	1%
Hotel & Resort REITs	0%

Geographical Diversification

Country	% of Net Assets
United States	62%
Japan	10%
Australia	5%
United Kingdom	5%
Singapore	3%
France	3%
Hong Kong	3%
Germany	3%
Canada	2%
Sweden	2%
Other	3%

Ten Largest Equity Holdings

Holdings	35.3% of Net Assets
Prologis, Inc. (United States)	5.1%
Welltower, Inc. (United States)	5.1%
Equinix, Inc. (United States)	4.7%
Public Storage (United States)	3.7%
Digital Realty Trust, Inc. (United States)	3.2%
Simon Property Group, Inc. (United States)	3.0%
Iron Mountain, Inc. (United States)	2.7%
Mid-America Apartment Communities, Inc. (United States)	2.7%
Equity Residential (United States)	2.6%
Agree Realty Corp. (United States)	2.5%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.